Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Numerator:
Net loss	$ (166,726)	$ (2,826,408)	$ (562,305)	$ (4,267,362)	$ (893,718)	$ (6,396,522)
Denominator:
Basic and diluted weighted average shares outstanding	4,388,829	20,655,000	4,840,421	20,655,000	8,961,092	18,677,398
Basic and diluted net loss per share	$ (0.04)	$ (0.14)	$ (0.12)	$ (0.21)	$ (0.1)	$ (0.34)
Class B [Member]
Numerator:
Net loss	$ (234,056)	$ (912,259)	$ (744,933)	$ (1,377,346)	$ (646,476)	$ (2,283,159)
Denominator:
Basic and diluted weighted average shares outstanding	6,161,172	6,666,667	6,412,523	6,666,667	6,482,052	6,666,667
Basic and diluted net loss per share	$ (0.04)	$ (0.14)	$ (0.12)	$ (0.21)	$ (0.1)	$ (0.34)